Out-licensing and Collaboration Agreements (Additional Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Transition Services Agreement [Member]
Description of Organization and Business Operations [Line Items]
Cost of Revenue	$ 1.2